UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High Income Shares, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value

Auto Components — 0.1%
Lear Corp.		1,758	$118,964

Building Products — 0.2%
Masonite Worldwide Holdings		6,051	270,782

Construction Materials — 0.0%
Nortek, Inc.		960	43,200

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.		25,000	583,750

Machinery — 0.1%
Accuride Corp.		55,784	75,308

Software — 0.3%
HMH Holdings/EduMedia		60,301	376,880

Specialty Retail — 0.1%
Lazydays RV Center, Inc.		16,505	64,370

Wireless Telecommunication Services — 0.1%
FiberTower Corp.		38,271	146,195

Total Common Stocks – 1.4%			1,679,449

Corporate Bonds	Par (000)

Aerospace & Defense — 0.3%
Bombardier, Inc., 7.75%, 3/15/20 (b)	USD	120	121,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (b)		240	237,600
L-3 Communications Corp., 5.88%, 1/15/15		30	29,775

			388,875

Airlines — 1.5%
American Airlines, Inc., 10.50%, 10/15/12 (b)		180	184,725
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		160	161,600
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		525	568,312
United Air Lines, Inc., 12.75%, 7/15/12		850	903,125

			1,817,762

Auto Components — 1.9%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		100	104,500
11.25%, 11/01/15 (c)		83	85,905
Delphi International Holdings Unsecured, 12.00%, 10/06/14		4	3,877
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		392	402,780

Corporate Bonds	Par (000)		Value

Auto Components (concluded)
Icahn Enterprises LP, 8.00%, 1/15/18 (b)	USD	1,250	$1,175,000
Stanadyne Corp., Series 1, 10.00%, 8/15/14		525	467,250

			2,239,312

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		316	320,274

Building Products — 1.4%
Associated Materials LLC, 9.88%, 11/15/16		340	365,500
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		290	287,100
CPG International I, Inc., 10.50%, 7/01/13		540	545,400
Ply Gem Industries, Inc., 11.75%, 6/15/13		490	502,250

			1,700,250

Capital Markets — 0.4%
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (d)(e)		295	422,219

Chemicals — 5.4%
American Pacific Corp., 9.00%, 2/01/15		400	391,500
Ames True Temper, Inc., 4.30%, 1/15/12 (f)		1,070	1,008,475
CF Industries, Inc.:
6.88%, 5/01/18		205	205,256
7.13%, 5/01/20		360	363,150
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		105	106,575
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		470	434,750
Hexion U.S. Finance Corp., 9.75%, 11/15/14		310	296,050
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	130	149,957
5.50%, 6/30/16	USD	205	178,350
8.63%, 3/15/20		185	174,363
Ineos Finance Plc, 9.00%, 5/15/15 (b)		195	194,025
Innophos, Inc., 8.88%, 8/15/14		1,170	1,199,250
LBI Escrow Corp., 8.00%, 11/01/17 (b)		1,010	1,027,675
MacDermid, Inc., 9.50%, 4/15/17 (b)		555	556,387

			6,285,763

Commercial Services & Supplies — 2.1%
ACCO Brands Corp., 10.63%, 3/15/15		120	129,900
Garda World Security Corp., 9.75%, 3/15/17 (b)		200	205,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK HIGH INCOME SHARES	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
International Lease Finance Corp., 8.63%, 9/15/15 (b)	USD	110	$101,200
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		275	295,969
Scientific Games International, Inc., 9.25%, 6/15/19		265	273,612
Waste Services, Inc., 9.50%, 4/15/14		800	820,000
West Corp.:
9.50%, 10/15/14		25	24,875
11.00%, 10/15/16		580	585,800

			2,436,856

Construction Materials — 0.9%
Nortek, Inc., 11.00%, 12/01/13		964	1,002,837

Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		320	323,200
Ford Motor Credit Co. LLC:
8.63%, 11/01/10		140	142,106
3.05%, 1/13/12 (f)		145	139,200
7.80%, 6/01/12		300	305,970
8.00%, 12/15/16		100	100,194

			1,010,670

Containers & Packaging — 5.8%
Ball Corp., 6.75%, 9/15/20		250	243,125
Berry Plastics Corp.:
8.88%, 9/15/14		285	273,600
8.25%, 11/15/15		65	63,863
9.50%, 5/15/18 (b)		520	465,400
Berry Plastics Holding Corp., 8.88%, 9/15/14		670	643,200
Crown Americas LLC, 7.75%, 11/15/15		255	259,462
Crown European Holdings SA, 6.25%, 9/01/11	EUR	36	44,398
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	355	369,200
Impress Holdings BV, 2.47%, 9/15/13 (b)(f)		700	647,500
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		2,600	2,632,500
6.75%, 12/01/14	EUR	70	86,330
Pregis Corp., 12.38%, 10/15/13	USD	1,034	1,018,490

			6,747,068

Diversified Financial Services — 9.8%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		180	181,800
CIT Group, Inc.:
7.00%, 5/01/16		858	779,013
7.00%, 5/01/17		2,971	2,681,131
Citigroup, Inc., 4.75%, 5/19/15		165	162,964

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
FCE Bank Plc:
7.13%, 1/16/12	EUR	1,250	$1,526,261
7.13%, 1/15/13		450	543,932
GMAC, Inc.:
7.25%, 3/02/11	USD	55	55,206
6.88%, 9/15/11		300	300,000
6.00%, 12/15/11		400	393,500
6.88%, 8/28/12		749	739,638
7.50%, 12/31/13		90	87,750
2.74%, 12/01/14 (f)		156	128,152
6.75%, 12/01/14		380	361,950
8.30%, 2/12/15 (b)		950	953,562
8.00%, 3/15/20 (b)		710	688,700
Leucadia National Corp., 8.13%, 9/15/15		600	613,500
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		695	688,050
Reynolds Group Issuer, Inc., 8.50%, 5/15/18 (b)		635	603,250

			11,488,359

Diversified Telecommunication Services — 4.9%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		480	460,800
GCI, Inc., 8.63%, 11/15/19 (b)		600	582,000
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)		250	240,000
New Communications Holdings, Inc. (b):
7.88%, 4/15/15		320	317,600
8.25%, 4/15/17		400	396,000
8.50%, 4/15/20		180	177,300
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		90	92,250
Qwest Communications International, Inc.:
7.50%, 2/15/14		910	896,350
8.00%, 10/01/15 (b)		300	300,750
Series B, 7.50%, 2/15/14		640	630,400
Qwest Corp., 8.38%, 5/01/16		350	379,750
Wind Acquisition Finance SA, 12.00%, 12/01/15 (b)		850	875,500
Windstream Corp.:
8.13%, 8/01/13		215	217,150
8.63%, 8/01/16		205	202,950

			5,768,800

Electric Utilities — 1.4%
Elwood Energy LLC, 8.16%, 7/05/26		395	373,854
Intergen NV, 9.00%, 6/30/17 (b)		195	195,000
NSG Holdings LLC, 7.75%, 12/15/25 (b)		565	505,675
Salton Sea Funding Corp., Series E, 8.30%, 5/30/11		516	529,427

			1,603,956

2	BLACKROCK HIGH INCOME SHARES	MAY 31, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	USD	140	$143,150

Energy Equipment & Services — 1.7%
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		135	130,950
7.75%, 5/15/17		220	209,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		900	873,000
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)		145	139,200
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		310	316,975
Parker Drilling Co., 9.13%, 4/01/18 (b)		100	95,000
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		255	252,450

			2,016,575

Food & Staples Retailing — 0.4%
Rite Aid Corp.:
9.75%, 6/12/16		195	206,944
10.25%, 10/15/19		290	295,075

			502,019

Food Products — 0.6%
B&G Foods, Inc., 7.63%, 1/15/18		100	99,750
Reddy Ice Corp., 11.25%, 3/15/15 (b)		210	212,100
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		330	353,306
TreeHouse Foods, Inc., 7.75%, 3/01/18		70	71,575

			736,731

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		800	832,000
10.88%, 11/15/14 (b)		280	291,200
Hologic, Inc., 2.00%, 12/15/37 (d)(g)		470	401,262

			1,524,462

Health Care Providers & Services — 4.1%
American Renal Holdings, 8.38%, 5/15/18 (b)		130	126,425
HCA, Inc.:
9.13%, 11/15/14		620	652,550
8.50%, 4/15/19		465	485,925
7.25%, 9/15/20 (b)		1,295	1,291,762
Omnicare, Inc., 7.75%, 6/01/20		125	125,313
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		747	784,350
10.00%, 5/01/18		257	281,736
8.88%, 7/01/19		1,055	1,106,431

			4,854,492

Corporate Bonds		Par (000)	Value

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)	USD	1,125	$1,290,938

Hotels, Restaurants & Leisure — 1.3%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		310	324,725
MGM Mirage:
13.00%, 11/15/13		30	34,200
10.38%, 5/15/14 (b)		125	132,813
11.13%, 11/15/17 (b)		390	422,175
Scientific Games Corp., 0.75%, 12/01/24 (d)(g)		140	139,300
Travelport LLC:
5.16%, 9/01/14 (f)		75	69,750
9.88%, 9/01/14		100	99,750
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)		215	290
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(h)		585	263,250

			1,486,253

Household Durables — 2.9%
Beazer Homes USA, Inc.:
6.88%, 7/15/15		175	153,562
8.13%, 6/15/16		145	132,675
12.00%, 10/15/17		720	799,200
9.13%, 6/15/18		915	860,100
KB Home, 9.10%, 9/15/17		100	101,250
Standard Pacific Corp.:
6.25%, 4/01/14		50	46,750
7.00%, 8/15/15		65	59,800
10.75%, 9/15/16		815	884,275
8.38%, 5/15/18		270	258,525
9.25%, 4/15/12		60	61,200

			3,357,337

IT Services — 1.5%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)		785	821,306
First Data Corp., 9.88%, 9/24/15		535	430,675
iPayment, Inc., 9.75%, 5/15/14		335	296,475
iPayment Investors LP, 11.63%, 7/15/14 (b)(c)		258	227,420

			1,775,876

Independent Power Producers & Energy Traders — 3.4%
AES Eastern Energy LP,
Series 99-B, 9.67%, 1/02/29		290	315,375
AES Red Oak LLC, Series B, 9.20%, 11/30/29		1,250	1,218,750
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		600	606,000
Energy Future Holdings Corp.:
10.88%, 11/01/17		445	327,075
12.00%, 11/01/17 (c)		410	261,691
10.00%, 1/15/20 (b)		1,005	999,975

BLACKROCK HIGH INCOME SHARES	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc., 7.25%, 2/01/14	USD	285	$281,437

			4,010,303

Industrial Conglomerates — 2.4%
Sequa Corp. (b):
11.75%, 12/01/15		1,060	1,060,000
13.50%, 12/01/15 (c)		1,770	1,802,720

			2,862,720

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		800	797,000
USI Holdings Corp., 4.31%, 11/15/14 (b)(f)		310	248,000

			1,045,000

Internet & Catalog Retail — 0.1%
NetFlix, Inc., 8.50%, 11/15/17		95	98,088

Leisure Equipment & Products — 0.4%
Brunswick Corp., 11.25%, 11/01/16 (b)		310	347,200
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		130	134,225

			481,425

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		100	103,875
Patheon, Inc., 8.63%, 4/15/17 (b)		270	270,000

			373,875

Machinery — 2.0%
AGY Holding Corp., 11.00%, 11/15/14		760	608,000
Accuride Corp., 7.50%, 2/26/20 (c)(d)		6	14,681
Navistar International Corp.:
3.00%, 10/15/14 (d)		860	1,062,100
8.25%, 11/01/21		500	500,000
Titan International, Inc., 5.63%, 1/15/17 (b)(d)		110	136,675

			2,321,456

Marine — 0.5%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)		700	577,500

Media — 14.5%
Affinion Group, Inc.:
10.13%, 10/15/13		1,395	1,419,412
10.13%, 10/15/13		295	300,163
CCH II LLC, 13.50%, 11/30/16		457	524,000
CCO Holdings LLC (b):
7.88%, 4/30/18		220	215,875
8.13%, 4/30/20		220	217,800
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		69	1,380

Corporate Bonds	Par (000)		Value

Media (continued)
CSC Holdings, Inc., 8.50%, 4/15/14 (b)	USD	180	$187,200
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		391	395,888
Series B, 9.25%, 12/15/17		1,986	2,020,755
Cox Enterprises, Inc. (e):
Loan Close 2, 12.00%, 8/15/18		300	300,000
Loan Close 3, 12.00%, 8/15/18		350	350,000
Shares Loan, 12.00%, 8/15/18		350	350,000
DISH DBS Corp., 7.00%, 10/01/13		192	194,880
Gannett Co., Inc., 8.75%, 11/15/14 (b)		670	703,500
Gray Television, Inc., 10.50%, 6/29/15 (b)		325	307,125
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)		160	127,600
9.50%, 5/15/15		190	169,575
Intelsat Corp., 9.25%, 6/15/16		1,160	1,189,000
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		130	130,650
Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)		220	251,075
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	50	38,655
8.00%, 4/30/14 (b)		100	77,310
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	170	171,275
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		70	69,300
McClatchy Co., 11.50%, 2/15/17 (b)		585	587,925
Nexstar Broadcasting, Inc., 8.88%, 4/15/17 (b)		205	202,950
Nielsen Finance LLC:
11.63%, 2/01/14		110	117,700
10.00%, 8/01/14		850	863,812
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(h)		1,427	1,356,036
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,813	1,894,585
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		820	744,150
Unitymedia GmbH, 9.63%, 12/01/19	EUR	50	61,971
UPC Germany GmbH (b):
8.13%, 12/01/17	USD	300	294,000
8.13%, 12/01/17	EUR	275	333,246
9.63%, 12/01/19		245	297,644
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	300	303,000

4	BLACKROCK HIGH INCOME SHARES	MAY 31, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	225	$265,533

			17,034,970

Metals & Mining — 3.7%
AK Steel Corp., 7.63%, 5/15/20	USD	330	325,875
Aleris International, Inc. (a)(h):
9.00%, 12/15/14		200	500
10.00%, 12/15/16		680	4,658
Drummond Co., Inc.
9.00%, 10/15/14 (b)		400	398,000
7.38%, 2/15/16		105	100,013
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		240	257,100
10.63%, 9/01/16		670	737,000
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		585	567,450
Murray Energy Corp., 10.25%, 10/15/15 (b)		395	393,025
Novelis, Inc., 11.50%, 2/15/15		325	352,625
Ryerson, Inc.:
7.72%, 11/01/14 (f)		180	167,625
12.00%, 11/01/15		100	101,750
Steel Dynamics, Inc., 7.38%, 11/01/12		330	337,425
United States Steel Corp., 7.38%, 4/01/20		245	239,487
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		295	300,900

			4,283,433

Multiline Retail — 1.4%
Dollar General Corp.:
10.63%, 7/15/15		33	35,970
11.88%, 7/15/17 (c)		1,255	1,424,425
Saks, Inc., 9.88%, 10/01/11		140	147,000

			1,607,395

Oil, Gas & Consumable Fuels — 7.2%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		25	25,500
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		225	249,750
10.75%, 2/01/18		120	127,200
Berry Petroleum Co., 8.25%, 11/01/16		275	269,500
Bill Barrett Corp., 9.88%, 7/15/16		115	119,025
Chesapeake Energy Corp.:
6.38%, 6/15/15		125	124,688
6.63%, 1/15/16		235	235,587
2.25%, 12/15/38 (d)		375	271,406
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		135	133,650
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		85	88,825
10.25%, 12/15/15		520	499,200

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Consol Energy, Inc., 8.25%, 4/01/20 (b)	USD	920	$939,550
Crosstex Energy LP, 8.88%, 2/15/18 (b)		515	507,275
Denbury Resources, Inc.:
7.50%, 12/15/15		75	74,813
8.25%, 2/15/20		423	436,747
Linn Energy LLC, 8.63%, 4/15/20 (b)		370	366,300
Massey Energy Co., 6.88%, 12/15/13		435	417,600
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		875	879,375
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		630	633,150
Patriot Coal Corp., 8.25%, 4/30/18		190	186,200
Petrohawk Energy Corp.:
10.50%, 8/01/14		275	290,812
7.88%, 6/01/15		210	203,438
Range Resources Corp., 8.00%, 5/15/19		200	206,000
Sabine Pass LNG LP, 7.50%, 11/30/16		210	174,300
Teekay Corp., 8.50%, 1/15/20		300	303,000
Whiting Petroleum Corp., 7.25%, 5/01/13		645	644,194

			8,407,085

Paper & Forest Products — 3.4%
Boise Paper Holdings LLC (b):
9.00%, 11/01/17		155	163,719
8.00%, 4/01/20		70	70,525
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		185	203,037
Domtar Corp., 7.88%, 10/15/11		7	7,429
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		755	785,200
Glatfelter, 7.13%, 5/01/16 (b)		100	95,000
NewPage Corp.:
10.00%, 5/01/12		365	212,156
11.38%, 12/31/14		2,090	1,954,150
Norske Skog Canada Ltd., 7.38%, 3/01/14		175	87,063
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		405	432,337

			4,010,616

Pharmaceuticals — 0.8%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (f)		495	386,100
Elan Finance Plc, 8.88%, 12/01/13		75	75,188
Novasep Holding SAS, 9.75%, 12/15/16 (b)		473	475,835

			937,123

BLACKROCK HIGH INCOME SHARES	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Professional Services — 0.2%
FTI Consulting, Inc., 7.75%, 10/01/16	USD	275	$271,563

Road & Rail — 0.5%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)		240	240,000
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)		380	364,800

			604,800

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		205	201,156

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(c)(f)		228	4,560

Specialty Retail — 1.7%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		240	223,200
General Nutrition Centers, Inc., 10.75%, 3/15/15		270	272,025
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(g)		470	383,050
Hillman Group, Inc., 10.88%, 6/01/18 (b)		250	250,000
Limited Brands, Inc., 8.50%, 6/15/19		70	74,550
Sonic Automotive, Inc., 9.00%, 3/15/18		175	176,313
United Auto Group, Inc., 7.75%, 12/15/16		655	617,337

			1,996,475

Textiles, Apparel & Luxury Goods — 0.3%
Quiksilver, Inc., 6.88%, 4/15/15		350	306,250

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15 (b)		150	150,375

Wireless Telecommunication Services — 5.1%
Cricket Communications, Inc.:
10.00%, 7/15/15		810	830,250
7.75%, 5/15/16		320	324,800
Digicel Group Ltd. (b):
8.88%, 1/15/15		370	357,975
9.13%, 1/15/15 (c)		1,220	1,189,500
8.25%, 9/01/17		420	411,600
10.50%, 4/15/18		200	202,500
FiberTower Corp., 9.00%, 1/01/16		142	119,334
iPCS, Inc., 2.47%, 5/01/13 (f)		330	303,600
MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,085	1,117,550
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		500	478,750
Series F, 5.95%, 3/15/14		50	46,125

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Sprint Capital Corp., 6.88%, 11/15/28	USD	750	$623,437

			6,005,421

Total Corporate Bonds – 101.1%			118,512,423

Floating Rate Loan Interests (f)

Auto Components — 0.9%
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14		1,018	923,329
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15		103	99,340

			1,022,669

Automobiles — 1.4%
Ford Motor Co., Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13		1,782	1,659,246

Building Products — 1.3%
CPG International I, Inc., Term Loan, 5.30%, 2/28/11		1,474	1,473,618

Commercial Services & Supplies — 0.6%
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		450	439,425
Term Loan 2, 7.00%, 3/05/16		325	316,225

			755,650

Consumer Finance — 1.8%
American General Finance Corp., Term Loan, 7.25%, 4/16/16		2,000	1,936,000
Chrysler Financial Corp., Term Loan (Second Lien), 6.84%, 8/02/13		225	222,067

			2,158,067

Diversified Telecommunication Services — 0.6%
Wind Finance SL SA, Euro Facility (Second Lien), 7.65%, 12/17/14	EUR	600	729,844

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	598	606,309

Health Care Providers & Services — 0.2%
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		224	219,498

Hotels, Restaurants & Leisure — 1.7%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.44%, 3/27/12 (c)		2,140	2,011,320

IT Services — 0.2%
First Data Corp., Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14		345	290,423

6	BLACKROCK HIGH INCOME SHARES	MAY 31, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)			Value

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.79% - 4.07%, 10/10/14	USD	90		$68,841
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14		1,463		1,116,984

				1,185,825

Media — 1.8%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		737		740,559
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14		440		402,697
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		700		735,000
Worldcolor Press, Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		199		200,409

				2,078,665

Multiline Retail — 0.1%
The Neiman Marcus Group, Inc., Term Loan, 2.28% - 2.52%, 4/06/13		124		113,114

Oil, Gas & Consumable Fuels — 1.4%
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10		552		553,489
Tranche B-2 Term Loan, 9.00%, 6/24/10		148		148,699
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		1,049		943,732

				1,645,920

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 6.60% - 7.35%, 2/01/13		475		308,450

Real Estate Management & Development — 0.4%
Realogy Corp., Term Loan (Second Lien), 13.50%, 10/15/17		400		420,000

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14		74		62,063

Floating Rate Loan Interests (f)	Par (000)			Value

Specialty Retail (concluded)
Michaels Stores, Inc., Term Loan B-1, 2.56% - 2.81%, 10/31/13	USD	165		$150,517

				212,580

Total Floating Rate Loan Interests – 14.4%				16,891,198

Other Interests (i)	Beneficial Interest (000)

Auto Components — 0.3%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(j)	352,486

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		5		953

Total Other Interests – 0.3%				353,439

Preferred Securities

Preferred Stocks	Shares

Containers & Packaging — 0.3%
Smurfit-Stone Container Corp., 7.00% (a)(c)(d)		30,000		333,000

Diversified Financial Services — 0.7%
GMAC, Inc., 7.00% (b)		1,121		843,202

Media — 0.2%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(f)		16,138		—
Emmis Communications Corp., Series A, 6.25% (a)(d)		10,300		242,050

				242,050

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)(d)		4,171		55,015

Specialty Retail — 0.3%
Lazydays RV Center, Inc., 0.00% (a)		350		349,928

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)		10,000		12,500
Freddie Mac, Series Z, 8.38% (a)		31,930		33,527

				46,027

Total Preferred Securities – 1.6%				1,869,222

BLACKROCK HIGH INCOME SHARES	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Warrants (k)	Shares	Value

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	18,441	—

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)	1	—

Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)	3,476	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $142,361,307) – 118.8%		$139,305,731

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (l)(m)	1,811,999	1,811,999

Total Short-Term Securities (Cost – $1,811,999) – 1.5%		1,811,999

Total Investments (Cost – $144,173,306*) – 120.3%		141,117,730
Liabilities in Excess of Other Assets – (20.3)%		(23,838,621)

Net Assets – 100.0%		$117,279,109

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$144,547,156

Gross unrealized appreciation	$4,965,436
Gross unrealized depreciation	(8,394,862)

Net unrealized depreciation	$(3,429,426)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Amount is less than $1,000.

8	BLACKROCK HIGH INCOME SHARES	MAY 31, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Represents the current yield as of report date.

(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,250,194	561,805	1,811,999	$1,854

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,374,958	EUR	3,486,000	BNP Paribas	7/14/10	$94,888
GBP	120,000	USD	178,104	Citibank NA	7/28/10	(4,540)
USD	157,816	GBP	102,000	Royal Bank of Scotland	7/28/10	10,286

Total						$100,634

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks	$1,119,691	$118,508	$441,250	$1,679,449
Corporate Bonds	—	116,381,796	2,130,627	118,512,423
Floating Rate Loan Interests	—	11,872,517	5,018,681	16,891,198
Other Interests	—	—	353,439	353,439
Preferred Securities	663,592	1,205,630	—	1,869,222
Short-Term Securities	1,811,999	—	—	1,811,999

Total	$3,595,282	$129,578,451	$7,943,997	$141,117,730

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$105,174	—	$105,174
Liabilities:	—	(4,540)	$(2,026)	(6,566)

Total	—	$100,634	$(2,026)	$98,608

[1]	Other financial instruments are foreign currency exchange contracts and unfunded loan commitments, which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Valuation Inputs	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interest	Total

Balance, as of August 31, 2009	—	$2,463,780	$8,875,772	$953	$11,340,505
Accrued discounts/premiums	—	12,370	30,558	—	42,928
Realized gain (loss)	—	(192,598)	(1,802,046)	—	(1,994,644)
Change in unrealized appreciation (depreciation)[2]	—	4,524,510	4,722,993	—	9,247,503
Net purchases (sales)	—	(3,893,700)	(3,693,613)	—	(7,587,313)
Net transfers in/out of Level 3	$441,250	(783,735)	(3,114,983)	352,486	(3,104,982)

Balance as of May 31, 2010	$441,250	$2,130,627	$5,018,681	$353,439	$7,943,997

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $2,107,450.

10	BLACKROCK HIGH INCOME SHARES	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	$(2,026)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of May 31, 2010	$(2,026)

[3]	Other financial instruments are unfunded loan commitments.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock High Income Shares

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: July 23, 2010